Summary of Significant Accounting Policies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The Company has restated its unaudited condensed consolidated statements of operations for the period ended September 30, 2023 as follows (in thousands):

	Three Months Ended September 30, 2023			Nine Months Ended September 30, 2023
	Previously Reported	Adjustment	As Restated	Previously Reported	Adjustment	As Restated
Net revenues	$47,725	$(1,038)	$46,687	$146,584	$(5,058)	$141,526
General and administrative expenses	$19,189	$(1,038)	$18,151	$60,897	$(5,058)	$55,839
Total costs and expenses	$53,273	$(1,038)	$52,235	$152,497	$(5,058)	$147,439

The Company has restated its unaudited condensed consolidated Statements of Cash Flows for period ended September 30, 2023 as follows (in thousands):

	Nine Months Ended September 30, 2023
	Previously Reported	Adjustment	As Restated
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision (recovery) for credit losses	$4,862	$(5,058)	$(196)
Changes in operating assets and liabilities:
Accounts receivable	$262	$5,058	$5,320

The Company has restated its unaudited condensed consolidated statements of operations for the periods ended March 31, 2023, June 30, 2023 and September 30, 2023, as follows (in thousands):

	Three Months Ended March 31, 2023
	Previously Reported	Adjustment	As Restated
Net revenues	$48,007	$(1,591)	$46,416
General and administrative expenses	$22,500	$(1,591)	$20,909
Total costs and expenses	$52,155	$(1,591)	$50,564

	Three Months Ended June 30, 2023			Six Months Ended June 30, 2023
	Previously Reported	Adjustment	As Restated	Previously Reported	Adjustment	As Restated
Net revenues	$50,852	$(2,429)	$48,423	$98,859	$(4,020)	$94,839
General and administrative expenses	$19,208	$(2,429)	$16,779	$41,708	$(4,020)	$37,688
Total costs and expenses	$47,069	$(2,429)	$44,640	$99,224	$(4,020)	$95,204

	Three Months Ended September 30, 2023			Nine Months Ended September 30, 2023
	Previously Reported	Adjustment	As Restated	Previously Reported	Adjustment	As Restated
Net revenues	$47,725	$(1,038)	$46,687	$146,584	$(5,058)	$141,526
General and administrative expenses	$19,189	$(1,038)	$18,151	$60,897	$(5,058)	$55,839
Total costs and expenses	$53,273	$(1,038)	$52,235	$152,497	$(5,058)	$147,439
The Company has restated its unaudited condensed consolidated Statements of Cash Flows for the periods ended March 31, 2023, June 30, 2023 and September 30, 2023, as follows (in thousands):

	Three Months Ended March 31, 2023
	Previously Reported	Adjustment	As Restated
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses	$1,951	$(1,591)	$360
Changes in operating assets and liabilities:
Accounts receivable	$86	$1,591	$1,677

	Six Months Ended June 30, 2023
	Previously Reported	Adjustment	As Restated
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses	$3,605	$(4,020)	$(415)
Changes in operating assets and liabilities:
Accounts receivable	$(1,138)	$4,020	$2,882
	Nine Months Ended September 30, 2023
	Previously Reported	Adjustment	As Restated
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses	$4,862	$(5,058)	$(196)
Changes in operating assets and liabilities:
Accounts receivable	$262	$5,058	$5,320

Schedule of Restatement of Previously Issued Financial Statements
The following table summarizes the changes in the allowance for credit losses:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023 As Restated[1]	2024	2023 As Restated[1]
Allowance, beginning of period	$2,756	$10,202	$8,748	$12,232
Provision (recovery) for credit losses	320	219	(295)	(196)
Write-offs	(2,218)	(1,317)	(7,595)	(2,932)
Allowance, end of period	$858	$9,104	$858	$9,104

1
The Provision (recovery) for credit losses for the three and nine months ended September 30, 2023 and related allowance at the end of the period September 30, 2023, has been retrospectively adjusted to reflect the restatement of previously reported credit losses. See Restatement of Previously Reported 2023 Quarterly Revenue and Credit Losses above for further information.

The following table summarizes the changes in the allowance for credit losses:

	Years Ended December 31,
	2023	2022	2021
Allowance, beginning of year	$12,232	$5,169	$857
Provision (benefit) for credit losses	1,792	17,216	5,487
Write-off, net of recoveries	(5,276)	(10,153)	(1,175)
Allowance, end of year	$8,748	$12,232	$5,169